Discontinued Operations (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 23, 2021	Jan. 31, 2011	May 31, 2010	Jun. 30, 2019	Dec. 31, 2011	Dec. 31, 2021	[1]	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations [Line Items]
Depreciation and amortization expense	$ 17,000,000.0	$ 46,700,000
Sogou [Member]
Discontinued Operations [Line Items]
Disposal gain/loss		$ 855,000,000					$ 855,009,000		$ 0	$ 0
Changyou [Member]
Discontinued Operations [Line Items]
Disposal gain/loss									$ 0	$ 0
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | Cinema Advertising [Member]
Discontinued Operations [Line Items]
Percentage of acquired equity interests			50.00%	50.00%
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | Cinema Advertising [Member]
Discontinued Operations [Line Items]
Total cash consideration			$ 3,000,000.0
Goodwill impairment loss						$ 5,200,000
Asset impairment charge					$ 17,000,000.0

[1]	Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.